Stock Authorization And Issuance (Summary Of Equity Offerings) (Details) - USD ($) $ / shares in Units, shares in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 30, 2016
Equity Offerings [Line Items]
# of Common Shares/ Units Sold					$ 5,276,000	$ 13,679,000
Average Exercise Price Per Warrant					$ 0.39
Net Proceeds					$ 0	0
Offerings Under At Market Issuance Sales Agreement [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold	$ 1,100,000	$ 9,600,000	$ 3,000,000
Offerings Under Equity Line Agreement [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold				$ 2,000,000		960,000
Rights Agreement [Member]
Equity Offerings [Line Items]
Average Exercise Price Per Warrant							$ 14.50
Date E [Member] | Offering To Members Of Our Board Of Directors [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold					$ 217,000
Average Price per Share/Unit					$ 0.83
Net Proceeds					$ 180,000
Date F [Member] | Offerings Under At Market Issuance Sales Agreement [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold					$ 1,359,000
Average Price per Share/Unit					$ 0.87
Net Proceeds					$ 1,148,000
Date [Member] | Offerings Under Equity Line Agreement [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold					$ 2,940,000
Average Price per Share/Unit					$ 0.70
Net Proceeds					$ 2,047,000
Date D [Member] | Private Placement With Aspire Capital [Member]
Equity Offerings [Line Items]
Number of warrants issued					10,000
Average Exercise Price Per Warrant					$ 0.38
Net Proceeds					$ 1,901,000
Date J [Member] | Offerings Under At Market Issuance Sales Agreement [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold						$ 4,072,000
Average Price per Share/Unit			$ 2.46			$ 2.46
Net Proceeds						$ 9,581,000
Date B [Member] | Offerings Under Equity Line Agreement [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold						$ 773,000
Average Price per Share/Unit			1.29			$ 1.29
Net Proceeds						$ 958,000
Date I [Member] | Offering To Members Of Our Board Of Directors [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold						$ 81,000
Average Price per Share/Unit			2.11			$ 2.11
Net Proceeds						$ 170,000
Date H [Member] | Offerings Under At Market Issuance Sales Agreement [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold						$ 2,119,000
Average Price per Share/Unit			$ 1.50			$ 1.50
Net Proceeds						$ 2,970,000